MARKETABLE SECURITIES (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Fair value	$ 42,121	$ 61,197
Israeli mutual funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	973	957
Certificates of deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	23,263	33,350
Municipal and agency bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	$ 17,885	$ 26,890